UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Build America Bond Fund Semiannual Report March 31, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2011
Eaton Vance
Build America Bond Fund
Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	19

Officers and Trustees	21

Important Notices	22

Eaton Vance
Build America Bond Fund
March 31, 2011
Portfolio Managers Craig R. Brandon, CFA; Cynthia J. Clemson
Performance1

	Class A	Class C	Class I
Symbol	EBABX	ECBAX	EIBAX
Inception Dates	11/17/09	11/17/09	11/17/09

% Average Annual Total Returns at net asset value (NAV)

Six Months	-5.64	-6.00	-5.52
One Year	7.21	6.40	7.49
Since Inception	7.28	6.52	7.48

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-10.10	-6.92	-5.52
One Year	2.08	5.40	7.49
Since Inception	3.52	6.52	7.48

% Maximum Sales Charge	4.75	1.00	N.A.

% Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I

Gross	2.11	2.86	1.86
Net	0.95	1.70	0.70

% Distribution Rates/Yields	Class A	Class C	Class I

Distribution Rate[3]	5.06	4.31	5.31
SEC 30-day Yield[4]	4.80	4.29	5.29

Comparative Performance 9/30/10 - 3/31/11[5]		% Return

Barclays Capital U.S. Aggregate Local Authorities Index		-2.87 *
Lipper General Bond Funds Classification		0.30 *

* Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Build America Bond Fund
March 31, 2011
Fund Profile

Rating Distribution6 (% of total investments)

See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Build America Bond Fund
March 31, 2011
Endnotes and Additional Disclosures

1.	Six-month returns are cumulative. All other returns are presented on an average annual basis. Total Returns are shown at NAV and do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge. Absent a contractual reimbursement by the advisor of the Fund, the returns would be lower.

2.	Source: Prospectus dated 3/1/11. Net Expense Ratio reflects a contractual expense reimbursement that continues through February 28, 2013. Any amendments of this reimbursement would require written approval of the Board of Trustees. Without this expense reimbursement performance would have been lower.

3.	Distribution Rate is the last regular distribution per share in the period (annualized) divided by the Fund NAV at the end of the period.

4.	Fund SEC 30-day yields are calculated by dividing net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

5.	It is not possible to invest directly in an Index or a Lipper Classification. Total returns shown for an Index do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Barclays Capital U.S. Aggregate Local Authorities Index, the local government component of the Barclays Capital U.S. Aggregate Bond Index, is an unmanaged index of domestic investment-grade bonds. The Lipper total return is the average total return, at NAV, of funds that are in the Fund’s Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. Index and Lipper returns are available as of month end only.

6.	Rating Distribution is determined by dividing the total market value of Fund issues by its total investments. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Eaton Vance
Build America Bond Fund

March 31, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 – March 31, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(10/1/10)	(3/31/11)	(10/1/10 – 3/31/11)		Ratio

Actual
Class A	$1,000.00	$943.60	$4.65	**	0.96%
Class C	$1,000.00	$940.00	$8.27	**	1.71%
Class I	$1,000.00	$944.80	$3.39	**	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.83	**	0.96%
Class C	$1,000.00	$1,016.40	$8.60	**	1.71%
Class I	$1,000.00	$1,021.40	$3.53	**	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2010. The Example reflects the expenses of both the Fund and the Portfolio for the period while the Fund was making investments directly in the Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

Eaton Vance
Build America Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited)

Taxable Municipal Securities — 97.2%(1)

	Principal Amount
Security	(000’s omitted)	Value

Education — 5.1%

University of Texas, 6.276%, 8/15/41	$1,875	$1,933,369
University of Virginia, 6.20%, 9/1/39	260	291,668

		$2,225,037

General Obligations — 26.4%

California, 7.55%, 4/1/39	$140	$153,442
California, 7.70%, 11/1/30	1,000	1,057,480
California, 7.95%, 3/1/36	125	134,604
Commonwealth of Pennsylvania, 5.85%, 7/15/30	1,500	1,509,570
Connecticut, 5.632%, 12/1/29	740	757,338
Denton County, TX, 5.968%, 7/15/35	1,000	1,006,340
Denver, CO, City & County School District No. 1, 5.664%, 12/1/33	75	75,519
Detroit, MI, City School District, 7.747%, 5/1/39	1,000	1,046,800
Kauai, HI, 5.763%, 8/1/33	225	225,092
Metropolitan Government of Nashville and Davidson County, TN, 5.707%, 7/1/34	1,000	1,006,970
Montgomery County, PA, 6.03%, 9/1/39	1,030	1,052,722
New York, NY, 6.646%, 12/1/31	1,500	1,557,870
Oxford, MI, 6.50%, 5/1/39	200	193,726
Santa Monica, CA, Community College District, 6.763%, 8/1/34	1,000	1,011,100
Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	400	395,880
Texas, 5.517%, 4/1/39	175	178,960
Washington, 5.481%, 8/1/39	275	274,623

		$11,638,036

Hospital — 1.7%

King County, WA, Public Hospital District No. 1, 7.90%, 6/15/30	$250	$252,030
King County, WA, Public Hospital District No. 1, 8.00%, 6/15/40	500	509,015

		$761,045

Lease Revenue / Certificates of Participation — 4.6%

New Jersey Transportation Trust Fund Authority, 6.561%, 12/15/40	$1,525	$1,528,980
Oregon Department of Administrative Services, 6.18%, 5/1/35	500	494,410

		$2,023,390

Other Revenue — 1.2%

Battery Park City Authority, NY, 6.375%, 11/1/39	$250	$254,692
Florida State Board of Education, 6.584%, 7/1/29	250	252,563

		$507,255

Public Power / Electric Utilities — 15.7%

American Municipal Power-Ohio, Inc., 7.499%, 2/15/50	$1,000	$1,041,440
Indiana Municipal Power Agency, 5.594%, 1/1/42	1,000	904,470
Municipal Electric Authority of Georgia, 6.655%, 4/1/57	1,000	944,990
Nebraska Public Power District, 5.323%, 1/1/30	1,000	915,900
Northern Illinois Municipal Power Agency, 7.62%, 1/1/30	1,000	1,084,900
Orlando, FL, Utilities Commission, 5.662%, 10/1/40	500	492,390
San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	1,500	1,518,990

		$6,903,080

Special Tax Revenue — 12.1%

Massachusetts School Building Authority, 5.715%, 8/15/39	$980	$1,005,735
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.534%, 7/1/32	1,000	944,340
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.624%, 7/1/40	1,115	1,013,078
New York City Transitional Finance Authority, 5.508%, 8/1/37	1,000	973,900
New York Urban Development Corp., 5.77%, 3/15/39	1,385	1,400,373

		$5,337,426

Transportation — 9.5%

Maryland Transportation Authority, 5.604%, 7/1/30	$450	$447,025
Maryland Transportation Authority, 5.888%, 7/1/43	500	522,715
New Jersey Turnpike Authority, 7.102%, 1/1/41	1,000	1,087,060
Pennsylvania Turnpike Commission, 5.511%, 12/1/45	1,500	1,326,255
Pennsylvania Turnpike Commission, 6.378%, 12/1/37	790	790,719

		$4,173,774

Water and Sewer — 20.9%

Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$750	$781,560
East Bay, CA, Municipal Utility District Water System Revenue, 5.874%, 6/1/40	1,500	1,504,875
Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	100	102,950
Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	380	389,880

See Notes to Financial Statements.

Eaton Vance
Build America Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Water and Sewer (continued)

Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue, 5.856%, 5/1/39	$1,325	$1,329,651
Metropolitan Water District of Southern California, 6.538%, 7/1/39	1,500	1,528,305
New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	1,525	1,545,069
San Diego County, CA, Water Authority, 6.138%, 5/1/49	1,000	999,940
Washington County, OR, Clean Water Services, 5.701%, 10/1/30	1,000	1,029,430

		$9,211,660

Total Taxable Municipal Securities — 97.2%
(identified cost $43,785,674)		$42,780,703

Other Assets, Less Liabilities — 2.8%		$1,223,029

Net Assets — 100.0%		$44,003,732

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	14.5%
New York	13.0%
Pennsylvania	10.6%
Texas	10.5%
Others, representing less than 10% individually	48.6%

(1)	Build America Bonds. Represent taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

See Notes to Financial Statements.

Eaton Vance
Build America Bond Fund

March 31, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2011

Investments, at value (identified cost, $43,785,674)	$42,780,703
Cash	634,566
Interest receivable	736,234
Interest receivable from affiliated investment	41
Receivable for Fund shares sold	34,712
Receivable from affiliate	16,102

Total assets	$44,202,358

Liabilities

Payable for Fund shares redeemed	$102,951
Distributions payable	23,466
Payable to affiliates:
Investment adviser fee	22,686
Distribution and service fees	14,286
Trustees’ fees	42
Accrued expenses	35,195

Total liabilities	$198,626

Net Assets	$44,003,732

Sources of Net Assets

Paid-in capital	$45,977,678
Accumulated net realized loss	(954,493)
Accumulated distributions in excess of net investment income	(14,482)
Net unrealized depreciation	(1,004,971)

Net Assets	$44,003,732

Class A Shares

Net Assets	$17,866,760
Shares Outstanding	1,723,370
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.37
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.89

Class C Shares

Net Assets	$12,171,948
Shares Outstanding	1,174,536
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.36

Class I Shares

Net Assets	$13,965,024
Shares Outstanding	1,347,025
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.37

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Build America Bond Fund

March 31, 2011

Statement of Operations (Unaudited)

Period Ended
Investment Income	March 31, 2011(1)

Interest	$222,011
Interest allocated from Portfolio	952,737
Interest allocated from affiliated investment	63
Expenses allocated from Portfolio	(106,028)
Expenses allocated from affiliated investment	(22)

Total investment income	$1,068,761

Expenses

Investment adviser fee	$22,686
Distribution and service fees
Class A	21,908
Class C	53,820
Trustees’ fees and expenses	250
Custodian fee	6,461
Transfer and dividend disbursing agent fees	21,044
Legal and accounting services	6,778
Printing and postage	6,428
Registration fees	37,101
Miscellaneous	3,081

Total expenses	$179,557

Deduct —
Allocation of expenses to affiliate	$70,630

Total expense reductions	$70,630

Net expenses	$108,927

Net investment income	$959,834

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(79,310)
Investment transactions allocated from Portfolio	(849,488)
Investment transactions allocated from affiliated investment	1

Net realized loss	$(928,797)

Change in unrealized appreciation (depreciation) —
Investments	$(33,918)
Investments allocated from Portfolio	(1,352,946)

Net change in unrealized appreciation (depreciation)	$(1,386,864)

Net realized and unrealized loss	$(2,315,661)

Net decrease in net assets from operations	$(1,355,827)

(1)	For the five months ended March 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Build America Bond Fund

March 31, 2011

Statements of Changes in Net Assets

	Period Ended
	March 31, 2011	Period Ended
Increase (Decrease) in Net Assets	(Unaudited)(1)	October 31, 2010(2)

From operations —
Net investment income	$959,834	$827,260
Net realized gain (loss) from investment transactions	(928,797)	11,130
Net change in unrealized appreciation (depreciation) from investments	(1,386,864)	381,893

Net increase (decrease) in net assets from operations	$(1,355,827)	$1,220,283

Distributions to shareholders —
From net investment income
Class A	$(444,118)	$(536,506)
Class C	(233,053)	(159,496)
Class I	(307,014)	(145,536)
From net realized gain
Class A	(9,631)	—
Class C	(5,751)	—
Class I	(5,778)	—

Total distributions to shareholders	$(1,005,345)	$(841,538)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,884,944	$33,269,028
Class C	3,103,448	13,346,970
Class I	4,121,149	15,388,845
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	406,218	476,933
Class C	205,748	130,107
Class I	256,267	67,173
Cost of shares redeemed
Class A	(13,158,065)	(7,456,060)
Class C	(3,530,190)	(559,655)
Class I	(3,790,009)	(1,176,692)

Net increase (decrease) in net assets from Fund share transactions	$(7,500,490)	$53,486,649

Net increase (decrease) in net assets	$(9,861,662)	$53,865,394

Net Assets

At beginning of period	$53,865,394	$—

At end of period	$44,003,732	$53,865,394

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(14,482)	$9,869

(1)	For the five months ended March 31, 2011.
(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Build America Bond Fund

March 31, 2011

Financial Highlights

	Class A

	Period Ended
	March 31, 2011		Period Ended
	(Unaudited)(1)		October 31, 2010(2)

Net asset value — Beginning of period	$10.840		$10.000

Income (Loss) From Operations

Net investment income(3)	$0.213		$0.455
Net realized and unrealized gain (loss)	(0.460)		0.796

Total income (loss) from operations	$(0.247)		$1.251

Less Distributions

From net investment income	$(0.219)		$(0.411)
From net realized gain	(0.004)		—

Total distributions	$(0.223)		$(0.411)

Net asset value — End of period	$10.370		$10.840

Total Return(4)	(2.27	)%(5)	12.64	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,867		$26,862
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.95	%(8)	0.95	%(8)
Net investment income	4.96	%(8)	4.38	%(8)
Portfolio Turnover of the Portfolio(9)	22	%(5)	1	%(5)
Portfolio Turnover of the Fund	0	%(5)(10)	—

(1)	For the five months ended March 31, 2011. The Fund changed its fiscal year-end from October 31 to September 30.
(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.
(3)	Computed using average shares outstanding.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(7)	The investment adviser of the Portfolio or Fund and administrator subsidized certain operating expenses equal to 0.36% and 1.16% of average daily net assets for the period ended March 31, 2011 and the period from the start of business, November 17, 2009, to October 31, 2010, respectively.
(8)	Annualized.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(10)	For the period from March 1, 2011 through March 31, 2011 when the Fund was making investments directly in securities.

See Notes to Financial Statements.

Eaton Vance
Build America Bond Fund

March 31, 2011

Financial Highlights — continued

	Class C

	Period Ended
	March 31, 2011		Period Ended
	(Unaudited)(1)		October 31, 2010(2)

Net asset value — Beginning of period	$10.840		$10.000

Income (Loss) From Operations

Net investment income(3)	$0.180		$0.371
Net realized and unrealized gain (loss)	(0.470)		0.819

Total income (loss) from operations	$(0.290)		$1.190

Less Distributions

From net investment income	$(0.186)		$(0.350)
From net realized gain	(0.004)		—

Total distributions	$(0.190)		$(0.350)

Net asset value — End of period	$10.360		$10.840

Total Return(4)	(2.57	)%(5)	11.91	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,172		$13,003
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.70	%(8)	1.70	%(8)
Net investment income	4.21	%(8)	3.56	%(8)
Portfolio Turnover of the Portfolio(9)	22	%(5)	1	%(5)
Portfolio Turnover of the Fund	0	%(5)(10)	—

(1)	For the five months ended March 31, 2011. The Fund changed its fiscal year-end from October 31 to September 30.
(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.
(3)	Computed using average shares outstanding.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(7)	The investment adviser of the Portfolio or Fund and administrator subsidized certain operating expenses equal to 0.35% and 1.16% of average daily net assets for the period ended March 31, 2011 and the period from the start of business, November 17, 2009, to October 31, 2010, respectively.
(8)	Annualized.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(10)	For the period from March 1, 2011 through March 31, 2011 when the Fund was making investments directly in securities.

See Notes to Financial Statements.

Eaton Vance
Build America Bond Fund

March 31, 2011

Financial Highlights — continued

	Class I

	Period Ended
	March 31, 2011		Period Ended
	(Unaudited)(1)		October 31, 2010(2)

Net asset value — Beginning of period	$10.840		$10.000

Income (Loss) From Operations

Net investment income(3)	$0.224		$0.460
Net realized and unrealized gain (loss)	(0.461)		0.808

Total income (loss) from operations	$(0.237)		$1.268

Less Distributions

From net investment income	$(0.229)		$(0.428)
From net realized gain	(0.004)		—

Total distributions	$(0.233)		$(0.428)

Net asset value — End of period	$10.370		$10.840

Total Return(4)	(2.17	)%(5)	12.81	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,965		$14,001
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.70	%(8)	0.70	%(8)
Net investment income	5.24	%(8)	4.45	%(8)
Portfolio Turnover of the Portfolio(9)	22	%(5)	1	%(5)
Portfolio Turnover of the Fund	0	%(5)(10)	—

(1)	For the five months ended March 31, 2011. The Fund changed its fiscal year-end from October 31 to September 30.
(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.
(3)	Computed using average shares outstanding.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(7)	The investment adviser of the Portfolio or Fund and administrator subsidized certain operating expenses equal to 0.35% and 1.16% of average daily net assets for the period ended March 31, 2011 and the period from the start of business, November 17, 2009, to October 31, 2010, respectively.
(8)	Annualized.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(10)	For the period from March 1, 2011 through March 31, 2011 when the Fund was making investments directly in securities.

See Notes to Financial Statements.

Eaton Vance
Build America Bond Fund

March 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Build America Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on November 17, 2009. The Fund’s primary investment objective is current income and its secondary objective is capital appreciation. Prior to March 1, 2011, the Fund invested all of its investable assets in interests in Build America Bond Portfolio (the Portfolio), a Massachusetts business Trust, having the same investment objective and policies as the Fund. As of the close of business on February 28, 2011, the Fund received its pro rata share of cash and securities from the Portfolio as part of a complete liquidation of the Portfolio. As of March 1, 2011, the Fund invests directly in securities. Effective March 1, 2011, the fiscal year-end of the Fund was changed from October 31 to September 30. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Prior to March 1, 2011, the net investment income or loss consisted of the Fund’s pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from November 17, 2009 to October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

Eaton Vance
Build America Bond Fund

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J Interim Financial Statements — The interim financial statements relating to March 31, 2011 and for the five months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion, and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. Prior to March 1, 2011 when the Fund’s assets were invested in the Portfolio, the Fund was allocated its share of the Portfolio’s adviser fee. The Portfolio paid advisory fees to BMR on the same fee schedule as that of the Fund as described above. For the five months ended March 31, 2011, the Fund’s allocated portion of the adviser fee paid by the Portfolio totaled $96,809 and the adviser fee paid by the Fund amounted to $22,686. For the five months ended March 31, 2011, the Fund’s investment adviser fee, including the adviser fee allocated from the Portfolio, was 0.60% (annualized) of the Fund’s average daily net assets. The Fund currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 0.95%, 1.70% and 0.70% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2013. Pursuant to this agreement, EVM was allocated $70,630 of the Fund’s operating expenses for the five months ended March 31, 2011.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the five months ended March 31, 2011, EVM earned $630 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,002 as its portion of the sales charge on sales of Class A shares for the five months ended March 31, 2011. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the five months ended March 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

Eaton Vance
Build America Bond Fund

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the five months ended March 31, 2011 amounted to $21,908 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the five months ended March 31, 2011, the Fund paid or accrued to EVD $40,365 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares. At March 31, 2011, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $725,000.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the five months ended March 31, 2011 amounted to $13,455 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the five months ended March 31, 2011, the Fund was informed that EVD received approximately $5,000 of CDSCs paid by Class C shareholders, and no CDSCs paid by Class A shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments by the Portfolio, including maturities and other than short-term obligations and investments transferred to the Fund, for the period from November 1, 2010 through February 28, 2011 aggregated $10,805,832 and $17,228,924, respectively. Purchases and sales of investments by the Fund, including maturities and other than short-term obligations and investments acquired in the transfer of assets from the Portfolio, for the period from March 1, 2011 through March 31, 2011 aggregated $0 and $927,260, respectively. Increases and decreases in the Fund’s investment in the Portfolio for the period from November 1, 2010 through February 28, 2011 were $8,369,035 and $59,877,438, respectively. Included in decreases is $45,573,321, representing the Fund’s interest in the Portfolio as of the close of business on February 28, 2011, which was exchanged for cash and securities of the Portfolio on that date having a fair value of $43,825,849 and cost of $44,796,902.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Period Ended
	March 31, 2011	Period Ended
Class A	(Unaudited)(1)	October 31, 2010(2)

Sales	468,692	3,116,228
Issued to shareholders electing to receive payments of distributions in Fund shares	39,020	43,491
Redemptions	(1,262,358)	(681,703)

Net increase (decrease)	(754,646)	2,478,016

Eaton Vance
Build America Bond Fund

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

	Period Ended
	March 31, 2011	Period Ended
Class C	(Unaudited)(1)	October 31, 2010(2)

Sales	297,129	1,239,315
Issued to shareholders electing to receive payments of distributions in Fund shares	19,786	11,851
Redemptions	(342,377)	(51,168)

Net increase (decrease)	(25,462)	1,199,998

	Period Ended
	March 31, 2011	Period Ended
Class I	(Unaudited)(1)	October 31, 2010(2)

Sales	397,825	1,392,224
Issued to shareholders electing to receive payments of distributions in Fund shares	24,637	6,139
Redemptions	(366,919)	(106,881)

Net increase	55,543	1,291,482

(1)	For the five months ended March 31, 2011.
(2)	For the period from the start of business, November 17, 2009, to October 31, 2010.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$43,819,847

Gross unrealized appreciation	$346,574
Gross unrealized depreciation	(1,385,718)

Net unrealized depreciation	$(1,039,144)

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund’s average borrowings or allocated fees during the five months ended March 31, 2011 were not significant.

10 Liquidity Risk

The ability of municipalities to issue Build America Bonds expired on December 31, 2010. As a result, the number of Build America Bonds available in the market is limited and there can be no assurance that Build America Bonds will be actively traded. In addition, illiquidity may negatively affect the value of such bonds.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Eaton Vance
Build America Bond Fund

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Taxable Municipal Securities	$—	$42,780,703	$—	$42,780,703

Total Investments	$—	$42,780,703	$—	$42,780,703

The Fund held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the five months then ended was not significant.

12 Fiscal Year-End Change

Effective March 1, 2011, the fiscal year-end of the Fund was changed from October 31 to September 30.

Eaton Vance
Build America Bond Fund

March 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on February 7, 2011, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of the Eaton Vance Build America Bond Fund (the “Fund”) with Boston Management and Research (the “Adviser” or “BMR”), an affiliate of Eaton Vance Management (“EVM”). The Board noted that the Fund’s advisory agreement was proposed in connection with a restructuring pursuant to which the Fund would withdraw from Build America Bond Portfolio, the portfolio in which the Fund invested all of its assets (the “Portfolio”), after which the Adviser would manage the Fund’s assets directly. The Board reviewed information furnished for the February 7, 2011 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds, including the investment advisory agreement between the Portfolio and the Adviser. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund;
•	Comparative information concerning fees charged by the Adviser and its affiliates for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Fund Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through “soft dollar” and/or client commission arrangements in connection with the Fund’s brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of Fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies or descriptions of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by EVM and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser or the administrator; and
•	The terms of the advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the advisory agreement for the Fund.

Eaton Vance
Build America Bond Fund

March 31, 2011

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk and special considerations relevant to investing in income securities, including municipal bonds. The Board noted the Adviser’s in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board noted that the Fund previously invested all of its assets in the Portfolio. Accordingly, the Board considered the historical performance of the Portfolio, including comparisons of the Portfolio’s investment performance to a relevant universe of similarly-managed funds in the Eaton Vance Fund complex. In light of the Portfolio’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Fund (referred to as “management fees”). The Board took into consideration that the management fees to be payable to the Adviser under the Fund’s advisory agreement would be calculated at the same rate as the management fees payable to BMR under the Portfolio’s advisory agreement.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged to the Fund for advisory and related services are reasonable.

Profitability

In reviewing the restructuring of the relationship between the Portfolio and the Fund, the Board considered the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to share such benefits equitably.

Eaton Vance
Build America Bond Fund

March 31, 2011

Officers and Trustees

Officers of Eaton Vance Build America Bond Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Build America Bond Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Build America Bond Fund

March 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4595-5/11	BABSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: May 16, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: May 16, 2011

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: May 16, 2011